Prudential Investment Portfolios 12

655 Broad Street
17th Floor
Newark, New Jersey 07102

June 21, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 12

Registration numbers 333-42705 and 811-08565

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on June 19, 2018.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary